SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Dec. 19, 2025	Sep. 08, 2025	Sep. 05, 2025	Aug. 25, 2025	Dec. 23, 2024	Apr. 23, 2024	Sep. 30, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Jul. 30, 2026	Jul. 29, 2026	Jul. 13, 2026	Jul. 12, 2026	Dec. 09, 2025	Dec. 08, 2025	Aug. 24, 2025	Sep. 30, 2024	Apr. 21, 2023	Apr. 11, 2023	Oct. 21, 2022
Class of Stock [Line Items]
Banking Regulation, Total Capital, Actual																				$ 50,000	$ 50,000
Common stock, shares authorized																				500,000,000	50,000,000
Common stock par value, per share																					$ 0.001
Gross proceeds for IPO									$ 10,350,000
Shares subscription receivables																		$ 3,125
Share-based compensation expense								644,000
Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued, value								$ 2		$ 4,500,000
Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase		3,214,286
Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued, value										$ 731
IPO [Member]
Class of Stock [Line Items]
Gross proceeds for IPO					$ 10,400,000	$ 9,100,000
Net proceeds received form IPO					$ 9,100,000
IPO [Member] | September 2025 Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued		53,571
Public offering price		$ 112.00
September Two Thousand Twenty Five Public Offering [Member]
Class of Stock [Line Items]
Number of shares issued		53,571
Gross proceeds for IPO							$ 6,000,000.0
Public offering price		$ 112.00
Net proceeds received form IPO							$ 5,300,000
September Two Thousand Twenty Five Public Offering [Member] | Additional Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase		8,036
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										167,236
Public offering price		$ 112.00
September Two Thousand Twenty Five Public Offering [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase		3,214,286
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member]
Class of Stock [Line Items]
Number of shares issued										182,790
Public offering price		$ 0.004
September Two Thousand Twenty Five Public Offering [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase		3,214,286
Over-Allotment Option [Member] | Series A Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Series B Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Granted of option purchase			3,214,286
Over-Allotment Option [Member] | Warrant [Member] | Underwriting Agreement [Member]
Class of Stock [Line Items]
Public offering price			$ 0.00001
Granted of option purchase			6,428,572
Total warrant cosdideration value			$ 64.29
Pre Split [Member] | Series A Warrant [Member]
Class of Stock [Line Items]
Number of shares issued								396
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				5,000,000			40,950,000	40,950,000		40,950,000					204,750,000	5,000,000	400,000,000			1,000,000
Common stock par value, per share							$ 0.04	$ 0.04		$ 0.04							$ 0.0001			$ 0.004
Common stock, shares issued							465,110	545,512		465,110									55,762
Common stock, shares issued								one
Public offering price				$ 0.008
Common stock, shares outstanding							465,110	545,512		465,110
Share-based compensation expense, shares								80,000
Common Class A [Member] | 2025 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Common stock par value, per share	$ 0.008
Number of shares issued	400,000
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common stock, shares authorized											40,950,000	204,750,000	40,950,000	204,750,000
Common stock par value, per share											$ 0.04	$ 0.008	$ 0.04	$ 0.008
Common stock, shares issued											33,846,647
Common stock, shares outstanding											6,769,330
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															5,000,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															204,750,000
Common Class A [Member] | Reverse Share Split [Member]
Class of Stock [Line Items]
Common stock, shares authorized				5,000,000													400,000,000
Common stock par value, per share				$ 0.008				$ 0.04
Common stock, shares issued							465,110	545,512		465,110
Common stock, shares outstanding							465,110	545,512		465,110
Common Class A [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock par value, per share					$ 0.04
Number of shares issued					5,750
Gross proceeds for IPO					$ 10,400,000
Public offering price					$ 1,800.00
Common Class A [Member] | Former Mezzanine Equity Holders [Member]
Class of Stock [Line Items]
Common stock, shares issued																			13,296
Common Class A [Member] | Shareholders And Board Of Directors [Member]
Class of Stock [Line Items]
Reverse share split				1-for-80
Authorized share capital amount				$ 50,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000			20,000,000	20,000,000		20,000,000					20,000,000	100,000,000				100,000,000
Common stock par value, per share				$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001										$ 0.0001
Common stock, shares issued							8,945,307	8,945,307		8,945,307										8,945,307
Common stock, shares issued								twenty
Common stock, shares outstanding							8,945,307	8,945,307		8,945,307
Common Class B [Member] | Minimum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															100,000,000
Common Class B [Member] | Maximum [Member]
Class of Stock [Line Items]
Common stock, shares authorized															20,000,000
Common Class B [Member] | Reverse Share Split [Member]
Class of Stock [Line Items]
Common stock, shares authorized				100,000,000
Common stock par value, per share				$ 0.0001
Post Reverse Split [Member] | IPO [Member]
Class of Stock [Line Items]
Common stock par value, per share					$ 1,800.00